Sources Of Revenue (Tables)	12 Months Ended
Dec. 31, 2016
Patient Service Revenues by Payor
Patient Service Revenue
	2016	2015	2014
Medicare program	$5.413.652	$5.058.262	$4.677.053
Private/alternative payors	5.361.158	4.830.401	4.278.847
Medicaid and other government sources	619.419	538.077	433.092
Hospitals	1.018.176	915.184	568.859
Total patient service revenue	$12.412.405	$11.341.924	$9.957.851